(Losses)/Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846
Net (loss)/income attributable to the Company	$ (32,691)	$ 1,682
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ (0.49)	$ 0.03
Diluted (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846
Adjustment for share options and LTIP		473,693
Weighted average number of outstanding ordinary shares in issue, diluted	66,389,454	61,134,539
Net (loss)/income attributable to ordinary shareholders of the Company	$ (32,691)	$ 1,682
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ (0.49)	$ 0.03